SCHEDULE OF NOTES PAYABLE (Details) (Parenthetical) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 12, 2021	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022		Dec. 31, 2021
Short-Term Debt [Line Items]
Note payable issued for settlement of License fee payable	$ 1,404,000
License fee payable	$ 1,094,691
Loss on settlement of debt		$ 4,904,081		$ 4,904,081				$ 186,156
Promissory notes payable, Gross		4,953,022		4,953,022		$ 4,400,469		3,968,493
Interest Rate						16.00%
Debt instrument interest rate, increase						125.00%
Debt instrument principal, increase						$ 173,333
Accrued interest						70,500
Promissory Note - Originated In April 2021 [Member]
Short-Term Debt [Line Items]
Promissory notes payable, Gross		$ 866,666		$ 866,666		$ 866,666	[1]	832,000	[1]
Maturity date						Apr. 22, 2022
Interest Rate		12.00%		12.00%		12.00%	[1]
Promissory Note - Originated In July 2021 [Member]
Short-Term Debt [Line Items]
Promissory notes payable, Gross		$ 352,500		$ 352,500		$ 352,500	[1]	$ 282,000	[1]
Maturity date						Jul. 27, 2022
Interest Rate		12.00%		12.00%		12.00%	[1]

[1]	Note payable with outstanding balance of $866,666 matured on April 22, 2022. Note payable with outstanding balance of $352,500 matured on July 27, 2022. The default annual interest rate of 16% becomes the effective interest rate on the past due principal and interest. A penalty of 125% of the outstanding principal and accrued interest was triggered and as a result $173,333 and $70,500, respectively, additional principal was added to the outstanding balance. We are in communication with the lender.